Shareholder Report, Holdings (Details) - C000007973	Nov. 30, 2024
Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.20%
1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	4.20%
3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	2.30%
5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.10%
10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	34.00%
20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	31.30%
Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%